Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2017
Fixed line and international network equipment (switches, transmission, power) [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	4-12
Network [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	12-33
Subscriber equipment and installations [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	4-8
Equipment and infrastructure for multichannel television [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	3-15
Vehicles [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	6-7
Office and general equipment [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	5-10
Electronic equipment, computers and internal communication systems [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	3-7
Cellular network [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	4-10
Passive radio equipment at cellular network sites [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	up to December 31, 2037
Buildings [member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	25
Seabed cable [Member]
Significant Accounting Policies [Line Items]
Property, plant and equipment estimated useful lives	4-25 (mainly 25)